Property, Plant and Equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream and Refining	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2020	$73,997	$7,283	$3,963	$45,710	$457	$485	$131,895
Additions/Acquisitions	4,146	208	48	1,526	9	23	5,960
Transfers from exploration and evaluation assets	73	—	—	150	—	—	223
Derecognitions (1)	(382)	3	—	(530)	—	—	(909)
Foreign exchange adjustments and other	—	(56)	(31)	—	—	—	(87)
At December 31, 2021	77,834	7,438	3,980	46,856	466	508	137,082
Additions/Acquisitions	3,564	304	75	1,380	8	25	5,356
Transfers from exploration and evaluation assets	71	—	—	—	—	—	71
Derecognitions (1)	(394)	(1)	—	(469)	—	—	(864)
Disposals	—	—	—	(35)	—	—	(35)
Foreign exchange adjustments and other	—	517	277	—	—	3	797
At December 31, 2022	$81,075	$8,258	$4,332	$47,732	$474	$536	$142,407

Accumulated depletion and depreciation
At December 31, 2020	$49,641	$5,853	$2,822	$7,289	$168	$370	$66,143
Expense	3,468	149	118	1,733	15	25	5,508
Derecognitions (1)	(382)	3	—	(530)	—	—	(909)
Foreign exchange adjustments and other	5	(54)	(17)	7	—	(1)	(60)
At December 31, 2021	52,732	5,951	2,923	8,499	183	394	70,682
Expense	3,502	117	148	1,684	15	23	5,489
Derecognitions (1)	(394)	(1)	—	(469)	—	—	(864)
Disposals	—	—	—	(2)	—	—	(2)
Recoverability charge	—	1,620	—	—	—	—	1,620
Foreign exchange adjustments and other	(5)	419	206	—	—	3	623
At December 31, 2022	$55,835	$8,106	$3,277	$9,712	$198	$420	$77,548

Net book value
At December 31, 2022	$25,240	$152	$1,055	$38,020	$276	$116	$64,859
At December 31, 2021	$25,102	$1,487	$1,057	$38,357	$283	$114	$66,400
(1)An asset is derecognized when no future economic benefits are expected to arise from its continued use or disposal.
Prevailing regulatory and economic conditions in 2022 and the increasingly challenging commercial outlook in the United Kingdom, including the impact of higher natural gas and carbon costs, led the Company to assess the viability of its North Sea operations. Following a detailed review of its development plans, the Company determined that the Ninian field is no longer economic, de-booked associated crude oil reserves as at December 31, 2022, and is accelerating abandonment.
As a result, the Company completed a recoverability assessment of its assets in the North Sea, and recognized a non-cash charge of $651 million (after-tax) related to the Ninian field property, plant and equipment, comprised of a recoverability charge of $1,620 million recognized in depletion, depreciation and amortization, net of deferred tax recoveries of $969 million.
As at December 31, 2022, the Company completed its normal course assessment of the recoverability of its other property, plant and equipment and exploration and evaluation assets, and determined the carrying amounts of all its cash generating units to be recoverable.
The Company capitalizes construction period interest for qualifying assets based on costs incurred and the Company’s cost of borrowing. Interest capitalization to a qualifying asset ceases once the asset is substantially available for its intended use. During 2022, no interest was capitalized to property, plant and equipment (2021 – $nil; 2020 – $24 million at a weighted average capitalization rate of 3.5%).
As at December 31, 2022, property, plant and equipment included project costs, not subject to depletion and depreciation, of $162 million in the Oil Sands Mining and Upgrading segment (2021 – $118 million in the Oil Sands Mining and Upgrading segment).
Acquisitions in the current and comparative years have been accounted for as business combinations using the acquisition method of accounting. Gains reported on the acquisitions represent the excess of the fair value of the net assets acquired compared to the total purchase consideration.
ACQUISITIONS IN 2022
During 2022, the Company acquired a number of crude oil and natural gas properties in the North America Exploration and Production segment for net cash consideration of $513 million and assumed associated asset retirement obligations of $11 million. No net deferred income tax liabilities were recognized and no pre-tax gains were recognized on these transactions.
ACQUISITIONS IN 2021
Acquisition of Storm Resources Ltd. ("Storm")
On December 17, 2021, the Company completed the acquisition of all the issued and outstanding common shares of Storm for total cash consideration of $771 million. The following provides a summary of the net assets acquired relating to the acquisition:

Property, plant and equipment	$1,114
Exploration and evaluation assets	13
Working capital	20
Long-term debt	(183)
Asset retirement obligations	(18)
Other long-term liabilities	(35)
Deferred tax liability	(140)
Net assets acquired	$771
In connection with the acquisition the Company assumed certain product transportation and processing commitments (note 20).
Other Acquisitions in 2021
During 2021, the Company completed two acquisitions of gas producing assets and related processing infrastructure in the Montney region of British Columbia, including property, plant and equipment assets of $257 million and exploration and evaluation assets of $13 million, for cash consideration of $131 million. In connection with the acquisitions, the Company assumed asset retirement obligations of $58 million, other liabilities of $65 million, and recognized a deferred tax asset of $462 million. A gain of $478 million was recognized as a result of the acquisitions, representing the excess of the fair value of the net assets acquired compared with the total purchase consideration.
ACQUISITION IN 2020
Acquisition of Painted Pony Energy Ltd. ("Painted Pony")
On October 6, 2020, the Company completed the acquisition of all the issued and outstanding common shares of Painted Pony for total cash consideration of $111 million. The following provides a summary of the gain on acquisition:

Net assets acquired	$328
Less: cash consideration	111
Gain on acquisition	$217
In connection with the acquisition the Company assumed certain product transportation and processing commitments (note 20).